Deferred and Contingent Consideration on Acquisitions - Schedule of Non-Current Liabilities Payable Under the Deferred and Contingent Consideration Arrangements (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current deferred and contingent consideration:
Total current deferred and contingent consideration	R$ 249,383	R$ 227,077
Non-current deferred and contingent consideration:
Total non-current deferred and contingent consideration	5,000	5,000
Effecti [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	113,699	106,096
Leadlovers [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	51,354	44,021
Ipe [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	37,385	34,770
Datahub [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	24,716	23,088
Onclick [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	22,229	19,102
Smart NX [Member]
Non-current deferred and contingent consideration:
Total non-current deferred and contingent consideration	R$ 5,000	R$ 5,000